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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Real Return Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 74.1%
Floating Rate 33.7%
Columbia Floating Rate Fund, Class I Shares (a)	369,665	$3,412,010
High Yield 5.0%
Columbia High Yield Bond Fund, Class I Shares (a)	83,398	251,862
Columbia Income Opportunities Fund, Class I Shares (a)	24,705	252,237
Total		504,099
Inflation Protected Securities 35.4%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)(b)	200,000	2,038,000
Columbia Inflation Protected Securities Fund, Class I Shares (a)	164,208	1,538,636
Total		3,576,636
Total Fixed-Income Funds (Cost: $7,427,123)		$7,492,745

Alternative Investment Funds 13.7%
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	155,430	1,381,771
Total Alternative Investment Funds (Cost: $1,349,131)		$1,381,771

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.7%

Gas Pipelines 0.3%
El Paso Pipeline Partners Operating Co. LLC (c)
05/01/24	4.300%	$25,000	$25,065
Metals 1.4%
Alcoa, Inc. Senior Unsecured
02/01/37	5.950%	50,000	48,182
Freeport-McMoRan Copper & Gold, Inc.
03/15/23	3.875%	25,000	24,335
Kinross Gold Corp. (d)
03/15/24	5.950%	25,000	25,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Vale SA Senior Unsecured
09/11/42	5.625%	$50,000	$48,376
Total			146,206
Total Corporate Bonds & Notes (Cost: $167,878)			$171,271

Asset-Backed Securities - Non-Agency 4.8%
Dryden Senior Loan Fund Series 2014-33A Class B (c)(d)(e)(f)
07/15/26	2.227%	250,000	246,250
Symphony CLO V Ltd. Series 2007-5A Class A1 (d)(e)
01/15/24	0.976%	250,000	245,434
Total Asset-Backed Securities - Non-Agency (Cost: $493,563)			$491,684

Foreign Government Obligations(g) 1.6%
Netherlands 1.0%
Petrobras Global Finance BV (e)
03/17/17	2.593%	100,000	101,000
Turkey 0.6%
Turkey Government International Bond Senior Unsecured
03/17/36	6.875%	50,000	57,200
Total Foreign Government Obligations (Cost: $152,155)			$158,200

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.092%(a)(h)	618,143	$618,143
Total Money Market Funds (Cost: $618,143)		$618,143
Total Investments
(Cost: $10,207,993) (i)		$10,313,814(j)
Other Assets & Liabilities, Net		(200,965)
Net Assets		$10,112,849

Investments in Derivatives Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $22,008 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(13)	EUR	(2,268,330)	06/2014	—	(5,106)
US 5YR NOTE	(5)	USD	(597,266)	06/2014	—	(228)
US 10YR NOTE	4	USD	497,688	06/2014	4,805	—
Total					4,805	(5,334)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	1,500,000	—	(150,000)	(869)	1,349,131	—	1,381,771
Columbia Floating Rate Fund, Class I Shares	3,400,000	19,377	—	—	3,419,377	19,012	3,412,010
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	2,000,000	—	—	—	2,000,000	—	2,038,000
Columbia High Yield Bond Fund, Class I Shares	250,000	1,862	—	—	251,862	1,825	251,862
Columbia Income Opportunities Fund, Class I Shares	250,000	1,746	—	—	251,746	1,711	252,237
Columbia Inflation Protected Securities Fund, Class I Shares	1,500,000	4,138	—	—	1,504,138	4,138	1,538,636
Columbia Limited Duration Credit Fund, Class I Shares *	500,000	301	(500,552)	251	—	316	—
Columbia Short-Term Cash Fund	578,789	1,264,985	(1,225,631)	—	618,143	69	618,143
Total	9,978,789	1,292,409	(1,876,183)	(618)	9,394,397	27,071	9,492,659

* Issuer was not an affiliate for the entire period ended April 30, 2014.

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $516,997 or 5.11% of net assets.

(e)	Variable rate security.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $246,250, which represents 2.44% of net assets.

(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(i)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $10,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$115,000
Unrealized Depreciation	(9,000)
Net Unrealized Appreciation	$106,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Fixed-Income Funds	7,492,745	—	—	7,492,745
Alternative Investment Funds	1,381,771	—	—	1,381,771
Money Market Funds	618,143	—	—	618,143
Total Mutual Funds	9,492,659	—	—	9,492,659
Bonds
Corporate Bonds & Notes	—	171,271	—	171,271
Asset-Backed Securities - Non-Agency	—	245,434	246,250	491,684
Foreign Government Obligations	—	158,200	—	158,200
Total Bonds	—	574,905	246,250	821,155
Investments in Securities	9,492,659	574,905	246,250	10,313,814
Derivatives
Assets
Futures Contracts	4,805	—	—	4,805
Liabilities
Futures Contracts	(5,334)	—	—	(5,334)
Total	9,492,130	574,905	246,250	10,313,285

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Asset-Backed Securities - Non- Agency ($)
Balance as of March 12, 2014	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,063)
Sales	—
Purchases	248,313
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2014	246,250

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2014 was $(2,063).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014